UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December  31,

Date of reporting period:  December  31, 2013

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bridgehampton Value Strategies Fund
Class C (BVSCX)
Class I (BVSFX)

Annual Report
December 31, 2013

Bridgehampton Value Strategies Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statements of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	27
Supplemental Information	28
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bridgehampton Value Strategies Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bridgehamptonfunds.com

Dear Shareholders:

I am pleased to be writing this second annual letter to you as a publicly available mutual fund.  The last eighteen months have been exciting for us as we have transitioned this fund from the previous partnership structure to an open-ended mutual fund that has allowed us to broaden our shareholder base.  The predecessor vehicle commenced operations October 2, 2006, and we have managed many of the same investors’ money continuously from that date until today.  Further, I have been extremely pleased with the performance and professionalism of our operations, compliance and marketing teams during the transition.

This annual report is, unusually, only a report on the last seven months of operations in 2013. The unusual time period results from our efforts to move this fund from a May 31 reporting year to a December 31 reporting year.  Management believes the new year end will make performance discussion and analysis more intuitive for investors.  Unfortunately, this leaves us with a shortened stub year for 2013.

In this context, I would like to take a moment to review Management’s goals: Bridgehampton Value Strategies Fund (“Fund” or “BVSFX”) seeks higher returns and lower volatility than the S&P500 Index over a three to five year time horizon.  Parsing this language a little bit, I would like to be clear that we are not expecting to do better than the S&P500 Index in every market condition or every part of the market cycle.  Instead, through the use of the alternative strategies we deploy, we seek to generate absolute returns in the short to intermediate term with strategies that are only modestly correlated to the broad indexes.  We believe, but cannot guarantee, that the result will be an attractive return profile resulting in better risk-adjusted returns in aggregate than the S&P500 Index over the entire cycle.

The prospectus (which can be found on www.bridgehamptonfunds.com) outlines each of the strategies we employ and many of the risks associated with them, so I urge you to examine this document closely.  Nevertheless, some key points to remember about our strategy are that we focus primarily on US Dollar-based investments and that we primarily buy (or hedge with) registered securities that trade in US markets, including but not limited to corporate debt, stocks, listed options, preferred stock, convertible securities and warrants.  We have a value bias when looking at companies and our goal is to find the most undervalued piece of a capital structure (if any).  We sometimes, but not always, hedge that investment by shorting (betting on a decline in) another piece of the same company’s capital structure in an effort to manage risk or isolate a specific inefficiency that we are seeking to capture.

With this in mind, we are pleased with the results of the last year:

Over the twelve month calendar year that ended December 31, 2013, the Bridgehampton Value Strategies Fund (“BVSFX” or “Fund”) generated a total return of +5.80% versus a total return of +32.39% for the S&P 500 Index and +12.54% for the Hedge Fund Research Index (HFRXNA).  Since the inception of the predecessor Fund in October of 2006, the Fund and its predecessor returned +6.18% annualized versus +6.86% for the S&P 500 Index and +3.48% for the HFRXNA.  The Fund generated a return +14.14% net over the trailing five year period versus +17.94% for the S&P 500 and +4.36% for the HFRXNA  (all returns quoted in this review are in U.S. dollar terms).   Although we generated positive results in every calendar quarter in 2013 , the Fund lost 3.81% in the seven months ending December 31, 2013, the stub year we discuss above.   The seven month result compares unfavorably to the S&P500 and HFRXNA in the same seven months, which were up 14.75% and 5.45%, respectively.  Although we would have preferred better results, we feel that seven months is too short a time to judge the performance of the fund.

The performance data quoted represents past performance and is not a guarantee of future results. The performance data includes reinvested dividends. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call (855) 226-4600. The Fund's gross expense ratio is 3.25%, and the net expense cap is 1.99%. The Fund’s advisor has contractually agreed to waive certain fees and/or absorb expenses until September 30, 2014. The Fund’s advisor may seek reimbursement from the Fund for waived fees and/or expenses paid for three years from the date of the waiver or payment.

Of the 381 basis points (or 3.81 percentage points) the Fund lost in the seven month period, losses were dominated by two large positions that went against us.  First, an equity event driven stock, Blackberry (BBRY) made a significant negative (-375 basis points), although it had generated significant positive results for the Fund in the earlier part of 2013 not covered by this report.  Second, NII Holding Bonds (10% bonds of 8/2016) and related securities (-214 basis points) hurt the portfolio as a result of market fears that NIHD would have to restructure its debt, although at this writing every bond in the company's capital structure is current in its payments and the fundamentals have, in our opinion, stabilized, if not improved.  Partially offsetting these losses, the Fund had a strong group of equity long and convertible arbitrage trades that contributed a combined 390 basis points that, in order of contribution, included General Motors (GM), Freeport McMoran Copper (FCX), GT Advanced Technologies (GTAT bond maturing in 2017), Apollo Education (APOL) and UR Energy (URG).  Note that exclusive of BBRY and NIHD all four main strategies would have made positive contributions to the portfolio.

As a whole our four main strategy classifications, Convertible Arbitrage, Fixed Income, Special Situations and Long Equity contributed +67 basis points, -140 basis points, -221 basis points and +107 basis points, respectively.  In addition, the portfolio got hurt -194 basis points in its portfolio hedges, primarily as a result of index hedges hurting the portfolio as stock markets rallied strongly.

With our idea generation tools, our strong team and our ability to go anywhere, we believe we have a sustainable process that will serve us well in any market environment, including today’s.  Thank you for investing with us.  We hope to work for you for many years to come!

Sincerely,

Kenneth Lee
Chief Investment Officer

An investment in the Bridgehampton Value Strategies Fund is subject to risks and you could lose money on your investment in the Bridgehampton Value Strategies Fund. The principal risks of investing in the Fund include, but are not limited to, investing in small and mid-cap companies, emerging markets, short sales, leverage, derivatives, fixed income and below investment grade bonds, convertible securities, foreign securities, quantitative analysis, arbitrage, portfolio turnover and non-diversification. More information about these risks may be found in the Bridgehampton Value Strategies Fund's prospectus.

The Fund commenced investment operations on June 29th, 2012, after the conversion of a limited liability company account (the “Predecessor Account”), into shares of the Fund. The performance prior to the Fund’s inception is for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The Predecessor Account was not registered under the Investment Company Act of 1940 and was not subject to certain restrictions under that Act, but if the Predecessor Account had been registered, it is possible the performance may have been adversely affected by the registration.

The views in this letter were as of December 31, 2013 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges. An investor cannot invest directly in an index.

The HFRXNA is designed to reflect the performance of the North American region of the hedge fund universe. Regional Investment Focus is designed to reflect the primary focus of the Fund's strategic exposure, over various market cycles, independent of the investment manager's physical location or the domiciled registration location of the fund. Fund investing in North America typically have greater than 50% exposure in North America.

Basis point is 1/100 of a percentage point, so +381 bps is equivalent to +3.81% of the net annual return in the aggregate portfolio.

Bridgehampton Value Strategies Fund
FUND PERFORMANCE at December 31, 2013 (Unaudited)

The Fund commenced investment operations on June 29, 2012, after the conversion of a limited liability company account, which commenced operations on October 2, 2006 (the “Predecessor Account”).  The Predecessor Account was managed with substantially the same investment objective, policies, guidelines, and restrictions as the Fund.  This graph compares a hypothetical $10,000 investment in Class I shares of the Fund on October 2, 2006, the Predecessor Account’s inception date, with a similar investment in the S&P 500® Index and HFRX North America Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500® Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.  The HFRX North America Index is designed to reflect the performance of the North American region of the hedge fund universe.  Regional Investment Focus is designed to reflect the primary focus of the Fund's strategic exposure, over various market cycles, independent of the investment manager's physical location or the domiciled registration location of the fund.  Fund investing in North America typically have greater than 50% exposure in North America.  These indices do not reflect expenses, fees or sales charge, which would lower performance.  The indices are unmanaged and not available for investment.

Average Annual Total Returns as of December 31, 2013
	6 months	1 Year	3 Years	5 Years	Since Inception*
Bridgehampton Value Strategies Fund – Class C¹	1.22%	4.76%	-2.46%	13.02%	5.14%
Bridgehampton Value Strategies Fund – Class I²	1.72%	5.80%	-1.49%	14.14%	6.18%
S&P 500® Index	16.31%	32.39%	16.18%	17.94%	6.86%
HFRX North America Index	6.95%	12.54%	4.73%	4.36%	3.48%

*	Class C shares commenced operations on 6/3/2013 and Class I shares commenced operations on 10/2/2006, the Predecessor Account’s inception date.
¹
Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares sold within 12 months of purchase.  The performance figures for Class C shares include the performance of Class I shares for the periods prior to the inception date of Class C shares.

²	Class I shares do not have any deferred sales charge.

The performance table above includes information for the Predecessor Account prior to June 29, 2012.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (855) 226-4600.

Gross and net expense ratios for the Class C shares are 4.25% and 3.67%, respectively, and for the Class I shares are 3.25% and 2.67%, respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Advisor’s contractual agreement to waive its fees and/or absorb expenses is in effect until September 30, 2014.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013

Number of Shares		Value

	COMMON STOCKS – 29.0%
	BASIC MATERIALS – 6.4%
165,000	B2Gold Corp.*	$338,605
295,000	Endeavour Mining Corp.*	133,296
197,211	Endeavour Mining Corp.*	85,399
37,000	Freeport-McMoRan Copper & Gold, Inc.	1,396,380
350,000	Ur-Energy, Inc.*	483,000
		2,436,680
	COMMUNICATIONS – 1.2%
350,000	Inuvo, Inc.*	455,000

	CONSUMER, CYCLICAL – 1.9%
17,500	General Motors Co.*	715,225

	CONSUMER, NON-CYCLICAL – 4.2%
20,000	Apollo Education Group, Inc. - Class A*	546,400
376,117	Corinthian Colleges, Inc.*	669,488
90,000	Hudson Global, Inc.*	361,800
		1,577,688
	ENERGY – 3.7%
4,000	Apache Corp.	343,760
57,500	Gulf Coast Ultra Deep Royalty Trust*	119,600
115,000	Hallador Energy Co.	926,900
		1,390,260
	INDUSTRIAL – 0.6%
3,000	National Presto Industries, Inc.	241,500

	TECHNOLOGY – 11.0%
185,000	BlackBerry Ltd.*	1,378,250
695,475	GSE Systems, Inc.*	1,112,760
41,600	Imation Corp.*	194,688
32,500	Magnachip Semiconductor Corp.*	633,750
42,500	Tessera Technologies, Inc.	837,675
		4,157,123
	TOTAL COMMON STOCKS (Cost $10,257,317)	10,973,476

Principal Amount

	CORPORATE BONDS – 51.9%
	BASIC MATERIALS – 2.2%
$750,000	Stillwater Mining Co. 1.750%, 10/15/20322,3	844,688

	COMMUNICATIONS – 2.1%
1,500,000	NII Capital Corp. 10.000%, 8/15/20161,3	802,500

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL – 13.3%
$600,000	Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/20171,3	$612,000
1,500,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161,2	2,038,125
700,000	JC Penney Corp., Inc. 7.650%, 8/15/20161	621,250
1,250,000	Tesla Motors, Inc. 1.500%, 6/1/20181,2	1,735,937
		5,007,312
	CONSUMER, NON-CYCLICAL – 9.3%
500,000	Bunge Ltd. Finance Corp. 4.100%, 3/15/20161	528,250
800,000	Medicines Co. 1.375%, 6/1/20172	1,207,000
500,000	Teleflex, Inc. 3.875%, 8/1/20172	791,250
1,000,000	Volcano Corp. 1.750%, 12/1/20172	981,250
		3,507,750
	ENERGY – 2.1%
250,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20151,2	249,844
500,000	W&T Offshore, Inc. 8.500%, 6/15/20191,3	531,250
		781,094
	FINANCIAL – 7.8%
400,000	Ally Financial, Inc. 3.250%, 9/15/20161,3	394,716
750,000	Goldman Sachs Capital II 4.000%, 12/1/20491,3,4	531,000
1,400,000	JPMorgan Chase & Co. 5.150%, 12/29/20493,4	1,263,500
250,000	Prospect Capital Corp. 4.000%, 11/15/20173	246,036
250,000	Prudential Financial, Inc. 5.625%, 6/15/20433,4	246,250
300,000	Wachovia Capital Trust III 5.570%, 3/29/20491,3,4	276,000
		2,957,502
	INDUSTRIAL – 5.5%
1,000,000	RTI International Metals, Inc. 1.625%, 10/15/20191,2	1,055,625

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$1,000,000	TTM Technologies, Inc. 3.250%, 5/15/20151,2	$1,033,750
		2,089,375
	TECHNOLOGY – 9.6%
1,250,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20171,2	1,719,531
700,000	Nuance Communications, Inc. 2.750%, 8/15/20272,3	735,438
1,000,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20161,2	1,158,750
		3,613,719
	TOTAL CORPORATE BONDS (Cost $18,614,761)	19,603,940

Number of Shares

	EXCHANGE-TRADED FUNDS – 1.8%
5,700	SPDR Gold Shares*1	662,169

	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,093)	662,169

	MUTUAL FUNDS – 5.3%
121,796	BlackRock Debt Strategies Fund	485,966
25,000	Cohen & Steers REIT and Preferred Income Fund	392,500
60,000	Credit Suisse Asset Management Income Fund	213,600
8,728	Helios Advantage Income Fund	79,163
40,000	Helios Multi-Sector High Income Fund	240,400
9,244	PIMCO Dynamic Credit Income Fund	207,805
29,879	Western Asset Income Fund	393,507

	TOTAL MUTUAL FUNDS (Cost $1,987,129)	2,012,941

	PREFERRED STOCKS – 2.8%
	FINANCIAL – 2.8%

10,000	Citigroup, Inc. 6.875%, 12/31/20493,4	253,400

12,000	SLM Corp. 0.000%, 12/31/20493,4	802,080

	TOTAL PREFERRED STOCKS (Cost $1,009,733)	1,055,480

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.6%
	CALL OPTIONS – 0.4%
	Blackberry Ltd.
1,246	Exercise Price: $13.00, Expiration Date: January 18, 2014*	$1,246
250	Exercise Price: $10.00, Expiration Date: June 21, 2014*	9,500
	Caterpillar, Inc.
150	Exercise Price: $90.00, Expiration Date: January 18, 2014*	24,900
175	Exercise Price: $90.00, Expiration Date: May 17, 2014*	77,000
	Corinthian Colleges, Inc
900	Exercise Price: $2.50, Expiration Date: January 18, 2014	900
	Crocs, Inc.
300	Exercise Price: $15.00, Expiration Date: January 18, 2014	31,500
	Freeport-McMoran Copper & Gold, Inc.
100	Exercise Price: $40.00, Expiration Date: May 17, 2014	12,550
	NII Holdings, Inc.
150	Exercise Price: $8.00, Expiration Date: March 22, 2014	750
		158,346
	PUT OPTIONS – 0.2%
	Apollo Education Group, Inc.
300	Exercise Price: $25.00, Expiration Date: January 18, 2014	18,750
	Quiksilver, Inc.
250	Exercise Price: $10.00, Expiration Date: January 17, 2015	58,125
		76,875
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $484,409)	235,221

Number of Shares

	WARRANTS – 0.0%
	INUV, Inc.
31,750	Exercise Price: $2.20, Expiration Date: June 21, 2016	1,587
	Magnum Hunter Resources Corp.
4,000	Exercise Price: $8.50, Expiration Date: April 15, 2016	40

	TOTAL WARRANTS (Cost $—)	1,627

	SHORT-TERM INVESTMENTS – 15.9%
6,022,529	Federated Treasury Obligations Fund, 0.010%5	6,022,529

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,022,529)	6,022,529

	TOTAL INVESTMENTS – 107.3% (Cost $39,204,971)	40,567,383

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013

Number of Shares		Value

	Liabilities in Excess of Other Assets – (7.3)%	$(2,766,163)

	TOTAL NET ASSETS – 100.0%	$37,801,220

	SECURITIES SOLD SHORT – (39.6)%
	COMMON STOCKS – (20.1)%
	BASIC MATERIALS – (1.4)%
(41,500)	Stillwater Mining Co.*	(512,110)

	CONSUMER, CYCLICAL – (7.8)%
(5,000)	Crocs, Inc.*	(79,600)
(152,500)	Hawaiian Holdings, Inc.*	(1,468,575)
(13,200)	J.C. Penney Co., Inc.*	(120,780)
(8,600)	Tesla Motors, Inc.*	(1,293,268)
		(2,962,223)
	CONSUMER, NON-CYCLICAL – (4.6)%
(22,900)	Medicines Co.*	(884,398)
(7,700)	Teleflex, Inc.	(722,722)
(6,300)	Volcano Corp.*	(137,655)
		(1,744,775)
	INDUSTRIAL – (1.6)%
(16,700)	RTI International Metals, Inc.*	(571,307)
(3,000)	TTM Technologies, Inc.*	(25,740)
		(597,047)
	TECHNOLOGY – (4.7)%
(141,600)	GT Advanced Technologies, Inc.*	(1,234,752)
(31,000)	Take-Two Interactive Software, Inc.*	(538,470)
		(1,773,222)
	TOTAL COMMON STOCKS (Proceeds $6,772,030)	(7,589,377)

	EXCHANGE-TRADED FUNDS – (14.5)%
(3,400)	First Trust Consumer Discretionary AlphaDEX Fund	(109,684)
(7,100)	iShares Core S&P Small-Cap ETF	(775,391)
(10,600)	iShares PHLX Semiconductor ETF	(770,726)
(8,000)	iShares Russell 1000 Growth ETF	(687,600)
(7,500)	iShares Russell 1000 Value ETF	(706,200)
(11,600)	iShares U.S. Energy ETF	(585,684)
(7,000)	iShares U.S. Technology ETF	(618,940)
(20,000)	iShares U.S. Telecommunications ETF	(594,600)
(3,500)	SPDR S&P 500 ETF Trust	(646,345)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,205,505)	(5,495,170)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (5.0)%
	United States Treasury Note
$(1,000,000)	1.750%, 5/15/2022	$(924,844)
(1,000,000)	2.500%, 8/15/2023	(960,430)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,989,056)	(1,885,274)

	TOTAL SECURITIES SOLD SHORT (Proceeds $13,966,591)	$(14,969,821)

ETF – Exchange-Traded Funds
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Convertible security.
3	Callable.
4	Variable, floating or step rate security.
5	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Consumer, Cyclical	13.3%
Technology	9.6%
Consumer, Non-cyclical	9.3%
Financial	7.8%
Industrial	5.5%
Basic Materials	2.2%
Communications	2.1%
Energy	2.1%
Total Corporate Bonds	51.9%
Common Stocks
Technology	11.0%
Basic Materials	6.4%
Consumer, Non-cyclical	4.2%
Energy	3.7%
Consumer, Cyclical	1.9%
Communications	1.2%
Industrial	0.6%
Total Common Stocks	29.0%
Short-Term Investments	15.9%
Mutual Funds	5.3%
Preferred Stocks
Financial	2.8%
Total Preferred Stocks	2.8%
Exchange-Traded Funds	1.8%
Purchased Options Contracts	0.6%
Warrants	0.0%
Total Investments	107.3%
Liabilities in Excess of Other Assets	(7.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013

Assets:
Investments, at value (cost $38,720,562)	$40,332,162
Purchased options contracts, at value (cost $484,409)	235,221
Segregated cash at broker	11,924,403
Receivables:
Investment securities sold	129,331
Dividends and interest	179,811
Fund shares sold	149,419
Prepaid expenses	42,676
Total assets	52,993,023

Liabilities:
Securities sold short, at value (proceeds $13,966,591)	14,969,821
Foreign currency (proceeds $32,183)	30,667
Payables:
Investment securities purchased	36,863
Fund shares redeemed	40,946
Advisory fees	33,842
Distribution fees - Class C (Note 7)	1,011
Interest expense	20,345
Auditing fees	17,000
Dividends and interest on securities sold short	15,146
Transfer agent fees and expenses	8,458
Administration fees	4,828
Fund accounting fees	3,965
Custody fees	1,459
Chief Compliance Officer fees	1,376
Trustees' fees and expenses	513
Accrued other expenses	5,563
Total liabilities	15,191,803
Net Assets	$37,801,220

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$37,239,509
Accumulated net investment loss	(185,738)
Accumulated net realized gain on foreign currency transactions, investments, purchased options
contracts, securities sold short and written options contracts	386,751
Net unrealized appreciation (depreciation) on:
Foreign currency translations	1,516
Investments	1,611,600
Purchased options contracts	(249,188)
Securities sold short	(1,003,230)
Net Assets	$37,801,220

Class C Shares:
Net assets applicable to shares outstanding	$1,207,345
Shares outstanding	46,189
Net asset value, offering and redemption price per share1	$26.14

Class I Shares:
Net assets applicable to shares outstanding	$36,593,875
Shares outstanding	1,397,053
Net asset value, offering and redemption price per share	$26.19

1	A Contingent Deferred Sales Charge of 1% will be imposed on any shares sold within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENTS OF OPERATIONS

	For the Seven Months Ended December 31, 2013†	For the Period June 29, 2012* through May 31, 2013
Investment Income:
Interest	$276,671	$419,661
Dividends	157,755	169,089
Total investment income	434,426	588,750

Expenses:
Advisory fee	340,127	354,754
Interest expense	111,846	47,322
Dividends and interest on securities sold short	86,369	104,992
Transfer agent fees and expenses	36,614	58,207
Fund accounting fees	31,055	36,881
Administration fees	29,255	31,458
Legal fees	22,223	9,179
Registration fees	21,448	22,103
Auditing fees	17,000	16,000
Shareholder reporting fees	9,161	6,138
Miscellaneous	8,959	4,841
Custody fees	8,838	12,734
Chief Compliance Officer fees	5,625	8,261
Distribution fees - Class C (Note 7)	4,534	-
Offering costs	3,692	41,787
Trustees' fees and expenses	3,674	3,807
Insurance expense	814	681

Total expenses	741,234	759,145
Advisory fees waived	(87,250)	(136,212)
Net expenses	653,984	622,933
Net investment loss	(219,558)	(34,183)

Realized and Unrealized Gain (Loss) on Foreign Currency, Investments, Purchased Options Contracts,
Securities Sold Short and Written Options Contracts:
Net realized gain (loss) on:
Foreign currency transactions	(330)	(3,754)
Investments	2,471,994	2,281,796
Purchased options contracts	(562,621)	1,073,876
Securities sold short	(1,363,082)	(565,997)
Written options contracts	83,500	1,534
Net realized gain	629,461	2,787,455
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	1,035	3,755
Investments	(791,728)	2,221,678
Purchased options contracts	(359,545)	160,514
Securities sold short	(800,250)	(40,220)
Net change in unrealized appreciation/depreciation	(1,950,488)	2,345,727

Net realized and unrealized gain (loss) on foreign currency, investments, purchased options
contracts, securities sold short and written options contracts	(1,321,027)	5,133,182

Net Increase (Decrease) in Net Assets from Operations	$(1,540,585)	$5,098,999

*	Commencement of operations.
†	Effective June 19, 2013, the Fund changed its fiscal year end from May 31 to December 31.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Seven Months Ended December 31, 2013†	For the Period June 29, 2012* through May 31, 2013
Increase (Decrease) in Net Asset from:
Operations:
Net investment loss	$(219,558)	$(34,183)
Net realized gain on investments, foreign currency transactions, investments,
purchased options contracts, securities sold short, and written options contracts	629,461	2,787,455
Net change in unrealized depreciation on foreign currency translations, investments,
purchased options contracts, and securities sold short	(1,950,488)	2,345,727
Net increase (decrease) in net assets resulting from operations	(1,540,585)	5,098,999

Distributions to Shareholders:
From net investment income:
Class C	(331)	-
Class I	(151,205)	(22,205)
From net realized gain:
Class C	(70,036)	-
Class I	(2,164,004)	(647,984)
Total distributions to shareholders	(2,385,576)	(670,189)

Capital Transactions:
Net proceeds from shares sold:
Class C	1,222,630	-
Class I	8,987,962	17,399,644
Class I capital issued in connection with reorganization of a private fund (Note 1)	-	19,753,858
Reinvestment of distributions:
Class C	67,455	-
Class I	1,183,824	539,696
Cost of shares redeemed:
Class C	-	-
Class I1	(8,580,347)	(3,276,151)
Net increase in net assets from capital transactions	2,881,524	34,417,047

Total increase (decrease) in net assets	(1,044,637)	38,845,857

Net Assets:
Beginning of period	38,845,857	-
End of period	$37,801,220	$38,845,857

Accumulated net investment loss	$(185,738)	$(1,024)

Capital Share Transactions:
Shares sold:
Class C	43,583	-
Class I	328,467	650,406
Class I shares issued in connection with reorganization of a private fund (Note 1)	-	790,179
Shares reinvested:
Class C	2,606	-
Class I	45,690	20,935
Shares redeemed:
Class C	-	-
Class I	(313,717)	(124,907)
Net increase in capital share transactions	106,629	1,336,613

†	Effective June 19, 2013, the Fund changed its fiscal year end from May 31 to December 31.
*	Commencement of operations.
1	Net of redemption fee proceeds of $2,385 and $373, respectively.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
STATEMENTS OF CASH FLOWS

	For the Seven Months Ended December 31, 2013†	For the Period June 29, 2012* through May 31, 2013
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease (increase)in net assets resulting from operations	$(1,540,585)	$5,098,999
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(24,079,504)	(28,411,843)
Proceeds from sale of investment securities	23,332,426	22,430,804
Proceeds from short sale	16,554,521	16,760,476
Closed short transactions	(13,601,638)	(10,549,075)
Purchase of short-term investment, net	(18,355)	(6,004,174)
Amortization	75,843	(67,212)
Increase in segregated cash at broker	(2,626,165)	(9,298,238)
Decrease (Increase) in receivables for investment securities sold	635,633	(764,964)
Increase in dividends and interest receivables	(59,815)	(8,364)
Decrease (increase) in other assets	14,605	(57,281)
Increase (decrease) in payables for securities purchased	(426,453)	463,316
Increase (decrease) in short foreign currency	(410)	104
Increase in dividends and interest on securities sold short payables	11,992	46
Increase in interest expense payable	14,199	6,146
Increase in accrued expenses	4,636	73,379
Net realized gain on investments	(629,791)	(2,791,209)
Net change in unrealized appreciation/depreciation on securities	1,951,523	(2,341,972)
Net cash used for operating activities	(387,338)	(15,461,062)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	10,061,173	17,399,644
Redemption of shares	(8,539,538)	(3,276,014)
Dividends paid to shareholders, net of reinvestments	(1,134,297)	(130,493)
Net cash provided by financing activities	387,338	13,993,137

Net increase (decrease) in cash	-	(1,467,925)

Cash:
Beginning balance	-	1,467,925
Ending balance	$-	$-

For the seven months ended December 31, 2013, non cash financing activities not included herein consist of $1,251,279 of reinvested dividends.

For the period June 29, 2012 (commencement of operations) through May 31, 2013, non cash financing activities not included herein consist of $19,753,858 issued in exchange for the net assets of a private fund (Note 1) and $539,696 of reinvested dividends.

*	Commencement of operations.
†	Effective June 19, 2013, the Fund changed its fiscal year end from May 31 to December 31.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period June 3, 2013* through December 31, 2013†
Net asset value, beginning of period	$29.02
Income from Investment Operations:
Net investment income1	(0.31)
Net realized and unrealized (loss) on investments	(0.93)
Total from investment operations	(1.24)

Less Distributions:
From net investment income	(0.01)
From net realized gain	(1.63)
Total distributions	(1.64)

Net asset value, end of period	$26.14

Total return3	(4.22)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,207

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.25%	5
After fees waived and expenses absorbed	3.86%	5
Ratio of expenses to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	3.38%	5
After fees waived and expenses absorbed	2.99%	5

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.33)%	5
After fees waived and expenses absorbed	(1.94)%	5
Ratio of net investment loss to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	(1.46)%	5
After fees waived and expenses absorbed	(1.07)%	5

Portfolio turnover rate	69%	4

*	Commencement of operations.
†	Effective June 19, 2013, the Fund changed its fiscal year end from May 31 to December 31.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1% imposed on any shares sold within 12 months of the date of purchase.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Seven Months Ended December 31, 2013†		For the Period June 29, 2012* through May 31, 2013
Net asset value, beginning of period	$29.06		$25.00
Income from Investment Operations:
Net investment income1	(0.15)		(0.04)
Net realized and unrealized (loss) on investments	(0.98)		4.75
Total from investment operations	(1.13)		4.71

Less Distributions:
From net investment income	(0.11)		(0.02)
From net realized gain	(1.63)		(0.63)
Total distributions	(1.74)		(0.65)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$26.19		$29.06

Total return3	(3.81)%	4	19.17%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,594		$38,846

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.25%	5	3.21%	5
After fees waived and expenses absorbed	2.86%	5	2.63%	5
Ratio of expenses to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	2.38%	5	2.57%	5
After fees waived and expenses absorbed	1.99%	5	1.99%	5

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.33)%	5	(0.72)%	5
After fees waived and expenses absorbed	(0.94)%	5	(0.14)%	5
Ratio of net investment income (loss) to average net assets (excluding interest expense and dividends and interest on securities sold short):
Before fees waived and expenses absorbed	(0.46)%	5	(0.08)%	5
After fees waived and expenses absorbed	(0.07)%	5	0.50%	5

Portfolio turnover rate	69%	4	91%	4

*	Commencement of operations.
†	Effective June 19, 2013, the Fund changed its fiscal year end from May 31 to December 31.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2013

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon.  The Fund currently offers two classes of shares: Class I and Class C.  Class I commenced operations June 29, 2012.  Class C commenced operations on June 3, 2013.

The Fund commenced operations on June 29, 2012, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $19,753,858 transfer of the Fund in exchange for the net assets of the Bridgehampton Multi-Strategy Fund, LLC., a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund issued 790,179 shares of Class I for the net assets of the Company on June 29, 2012.  Cash and the investment portfolio of the Company with a fair value of $21,331,274 on long securities and $3,153,865 on securities sold short (identified cost of investment transferred were $21,199,781 on long securities and $2,987,831 on securities sold short) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.  On June 19, 2013, the Board of Trustees approved a change in the Fund’s fiscal and tax year end from May to December.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the seven months ended December 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 31, 2013	-	$-
Options written	800	87,598
Options terminated in closing purchasing transactions	(800)	(87,598)
Options expired	-	-
Options exercised	-	-
Outstanding at December 31, 2013	-	$-

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statements of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $45,479, which were being amortized over a one-year period from June 29, 2012 (commencement of operations).

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms.  At December 31, 2013, such collateral is denoted in the Fund’s Schedule of Investments.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the seven months ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bridgehampton Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 2.99% and 1.99% of average daily net assets of the Fund’s for Class C and Class I shares, respectively.  This agreement is effective until September 30, 2014 and is subject thereafter to annual re-approval of the agreement by the Advisor and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust’s Board of Trustees.

For the seven months ended December 31, 2013, and for the period June 29, 2012 (commencement of operations) through May 31, 2013, the Advisor waived $87,250 and $136,212 of its advisory fees, respectively.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At December 31, 2013, the amount of these potentially recoverable expenses was $223,462.  The Advisor may recapture all or a portion of this amount no later than the dates stated below.

May 31, 2016	$136,212
December 31, 2016	87,250

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the seven months ended December 31, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the seven months ended December 31, 2013, and for the period June 29, 2012 (commencement of operations) through May 31, 2013, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$39,428,660

Gross unrealized appreciation	3,286,352
Gross unrealized depreciation	(2,147,629)

Net unrealized appreciation on investments	$1,138,723

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and passive foreign investment companies (“PFICS”).

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the seven months ended December 31, 2013, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated realized gain/loss as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
($ 52,088)	$ 186,380	($ 134,292)

As of December 31, 2013,  the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	500,481
Tax accumulated earnings	500,481

Accumulated capital and other losses	(1,079,009)
Unrealized appreciation on investments	1,138,723
Unrealized appreciation on foreign currency	1,516
Total accumulated earnings	$561,711

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

The tax character of the distributions paid during the seven months ended December 31, 2013 and during the period June 29, 2012 (commencement of operations) through May 31, 2013 was as follows:

Distribution paid from:	6/1/13 – 12/31/13	6/29/12 – 5/31/13
Ordinary income	$1,482,558	$187,454
Net Long-term capital gains	903,018	482,735
Total distributions paid	$2,385,576	$670,189

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the seven months ended December 31, 2013, and for the period June 29, 2012 (commencement of operations) through May 31, 2013, the Fund received $2,385 and $373 in redemption fees respectively.

Note 6 – Investment Transactions
For the seven months ended December 31, 2013, purchases and sales of investments, excluding short-term investments, were $23,419,046 and $22,979,081, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets, attributable to Class C shares.

For the seven months ended December 31, 2013, distribution fees incurred with respect to Class C shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$10,973,476	$-	$-	$10,973,476
Corporate Bonds*	-	19,603,940	-	19,603,940
Exchange-Traded Funds	662,169	-	-	662,169
Mutual Funds	2,012,941	-	-	2,012,941
Preferred Stocks*	1,055,480	-	-	1,055,480
Purchased Options Contracts	164,700	70,521	-	235,221
Warrants	-	1,627	-	1,627
Short-Term Investments	6,022,529	-	-	6,022,529
Total Assets	$20,891,295	$19,676,088	$-	$40,567,383

Liabilities
Securities Sold Short
Common Stocks*	$7,589,377	$-	$-	$7,589,377
Exchange-Traded Funds	5,495,170	-	-	5,495,170
U.S. Treasury Securities	-	1,885,274	-	1,885,274
Total Liabilities	$13,084,547	$1,885,274	$-	$14,969,821

*	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased and written options contracts during the seven months ended December 31, 2013.

Bridgehampton Value Strategies Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the tables below.  The fair values of derivative instruments as of December 31, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$235,221		$-
Total		$235,221		$-

The effects of derivative instruments on the Statements of Operations for the seven months ended December 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(562,621)	$83,500	$(479,121)
Total	$(562,621)	$83,500	$(479,121)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Total
Equity contracts	$(359,545)	$(359,545)
Total	$(359,545)	$(359,545)

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust
and the shareholders of Bridgehampton Value Strategies Fund

We have audited the accompanying statement of assets and liabilities of the Bridgehampton Value Strategies Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, the statements of cash flows, and the financial highlights for the seven month period then ended and for the period June 29, 2012 (commencement of operations) to May 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bridgehampton Value Strategies Fund as of December  31, 2013, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the seven month period then ended and for the period June 29, 2012 to May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2014

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income
For the year ended December 31, 2013, 5.17% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as qualified dividend income.

Corporate Dividends Received Deduction
For the year ended December 31, 2013, 3.15% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as dividends received deduction available to corporate shareholders.

Long-term Capital Gain Designation
For federal income tax purposes, the Fund designates long-term capital gain dividends of $903,018, or the amounts determined to be necessary, for the year ended December 31, 2013.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 226-4600.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	71	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	71	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Interim CEO, Unified Fund Services (now Huntington), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA.	71	None

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organization (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	71	Investment Managers Series Trust II, a registered investment company
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	71	Investment Managers Series Trust II, a registered investment company
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Maureen Quill a (born 1963) Vice President	Since December 2013	Executive Vice President, UMB Fund Services, Inc. (1996 – present).	N/A	N/A

Bridgehampton Value Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Bridgehampton Value Strategies Fund
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Bridgehampton Value Strategies Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class C shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/13 to 12/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/13	12/31/13	7/1/13 – 12/31/13
Class C	Actual Performance	$1,000.00	$1,012.20	$19.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.68	19.58
Class I	Actual Performance	1,000.00	1,017.20	14.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.72	14.56

*
Expenses are equal to the Fund’s annualized expense ratio of 3.87% and 2.87% for Class C and Class I shares respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Bridgehampton Value Strategies Fund
a series of the Investment Managers Series Trust

Investment Advisor
Bridgehampton Capital Management LLC
2304 Main Street, Unit B
Bridgehampton, NY 11932

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bridgehampton Value Strategies Fund – Class C	BVSCX	46141P 859
Bridgehampton Value Strategies Fund – Class I	BVSFX	461418 212

Privacy Principles of the Bridgehampton Value Strategies Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bridgehampton Value Strategies Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 226-4600, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 226-4600, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 226-4600.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bridgehampton Value Strategies Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (855) 226-4600

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-226-4600.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013	FYE 5/31/2013
Audit Fees	$14,250	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 5/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 5/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2014